Schedule of Investments(a)

November 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–63.71%
Aerospace & Defense–1.64%
RTX Corp.(b)	1,378,751	$112,340,632

Textron, Inc.(b)	1,014,055	77,737,456

		190,078,088

Air Freight & Logistics–0.85%
FedEx Corp.	382,223	98,930,779

Apparel Retail–0.54%
TJX Cos., Inc. (The)	707,286	62,318,969

Application Software–0.76%
Salesforce, Inc.(c)	351,027	88,423,701

Asset Management & Custody Banks–1.13%
KKR & Co., Inc., Class A	1,723,623	130,719,568

Automobile Manufacturers–0.66%
General Motors Co.	2,430,360	76,799,376

Broadline Retail–1.39%
Amazon.com, Inc.(c)	1,102,489	161,062,618

Building Products–1.16%
Johnson Controls International PLC	2,537,904	134,001,331

Cable & Satellite–1.36%
Charter Communications, Inc., Class A(b)(c)	220,534	88,242,269

Comcast Corp., Class A	1,651,529	69,182,550

		157,424,819

Cargo Ground Transportation–0.55%
J.B. Hunt Transport Services, Inc.	343,703	63,677,855

Casinos & Gaming–0.62%
Las Vegas Sands Corp.	1,549,130	71,445,876

Communications Equipment–1.08%
Cisco Systems, Inc.	2,591,574	125,380,350

Consumer Finance–0.64%
American Express Co.	433,573	74,041,261

Distributors–0.64%
Genuine Parts Co.	555,305	73,733,398

Diversified Banks–5.51%
Bank of America Corp.	7,544,047	230,017,993

PNC Financial Services Group, Inc. (The)	853,343	114,313,828

Wells Fargo & Co.	6,599,737	294,282,273

		638,614,094

Electric Utilities–1.84%
American Electric Power Co., Inc.	950,209	75,589,126

Exelon Corp.	1,836,133	70,709,482

FirstEnergy Corp.	1,813,923	67,006,315

		213,304,923

	Shares	Value

Electrical Components & Equipment–0.60%
Emerson Electric Co.	783,121	$69,619,457

Electronic Manufacturing Services–0.62%
TE Connectivity Ltd.	547,985	71,786,035

Fertilizers & Agricultural Chemicals–0.43%
Corteva, Inc.	1,092,462	49,379,282

Food Distributors–1.47%
Sysco Corp.	1,390,500	100,352,385

US Foods Holding Corp.(c)	1,604,686	70,333,387

		170,685,772

Gold–0.53%
Barrick Gold Corp. (Canada)	3,457,383	60,815,367

Health Care Equipment–1.62%
GE HealthCare Technologies, Inc.(b)	843,940	57,776,133

Medtronic PLC	1,645,475	130,436,803

		188,212,936

Health Care Facilities–0.44%
Universal Health Services, Inc., Class B	371,128	51,022,677

Health Care Services–1.78%
Cigna Group (The)	406,239	106,792,108

CVS Health Corp.	1,460,752	99,258,099

		206,050,207

Industrial Machinery & Supplies & Components–1.76%
Parker-Hannifin Corp.	321,008	139,054,245

Stanley Black & Decker, Inc.	708,525	64,404,923

		203,459,168

Insurance Brokers–1.15%
Willis Towers Watson PLC	543,136	133,774,397

Integrated Oil & Gas–3.12%
Chevron Corp.	358,359	51,460,352

Exxon Mobil Corp.	1,633,456	167,821,270

Shell PLC (Netherlands)	2,262,387	73,326,089

Suncor Energy, Inc. (Canada)(b)	2,100,516	69,256,115

		361,863,826

Interactive Media & Services–2.10%
Alphabet, Inc., Class A(c)	1,316,963	174,537,107

Meta Platforms, Inc., Class A(c)	211,509	69,195,169

		243,732,276

Investment Banking & Brokerage–1.86%
Charles Schwab Corp. (The)	1,474,150	90,394,878

Goldman Sachs Group, Inc. (The)	368,029	125,696,625

		216,091,503

IT Consulting & Other Services–0.80%
Cognizant Technology Solutions Corp., Class A	1,318,154	92,771,679

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Shares	Value

Managed Health Care–1.63%
Centene Corp.(c)	1,771,161	$130,499,143

Elevance Health, Inc.	122,958	58,957,131

		189,456,274

Movies & Entertainment–0.81%
Walt Disney Co. (The)(c)	1,017,824	94,342,107

Multi-line Insurance–1.38%
American International Group, Inc.	2,430,773	159,969,171

Oil & Gas Exploration & Production–2.47%
ConocoPhillips	1,717,426	198,482,923

Pioneer Natural Resources Co.	376,480	87,207,827

		285,690,750

Oil & Gas Refining & Marketing–0.70%
Phillips 66	631,170	81,351,501

Packaged Foods & Meats–0.73%
Kraft Heinz Co. (The)	2,395,542	84,107,480

Pharmaceuticals–4.62%
Bristol-Myers Squibb Co.	2,052,252	101,340,204

GSK PLC	3,376,810	60,733,998

Johnson & Johnson	957,516	148,089,425

Merck & Co., Inc.	770,909	79,002,754

Pfizer, Inc.	1,713,272	52,203,398

Sanofi S.A.	1,010,243	94,104,464

		535,474,243

Property & Casualty Insurance–0.71%
Allstate Corp. (The)	598,140	82,465,562

Rail Transportation–0.81%
CSX Corp.	2,899,861	93,665,510

Real Estate Services–1.71%
CBRE Group, Inc., Class A(c)	2,508,048	198,035,470

Regional Banks–0.46%
Citizens Financial Group, Inc.(b)	1,973,354	53,813,364

Semiconductor Materials & Equipment–0.69%
Lam Research Corp.	112,316	80,409,271

Semiconductors–2.34%
Intel Corp.	2,776,076	124,090,597

Micron Technology, Inc.	1,002,086	76,278,786

NXP Semiconductors N.V. (China)	348,132	71,046,779

		271,416,162

Specialty Chemicals–0.64%
DuPont de Nemours, Inc.	1,036,788	74,171,814

Systems Software–0.85%
Oracle Corp.	850,377	98,822,311

Tobacco–1.19%
Philip Morris International, Inc.	1,474,216	137,632,806

Trading Companies & Distributors–1.24%
Ferguson PLC(b)	837,158	143,438,652

	Shares	Value

Transaction & Payment Processing Services–1.04%
Fiserv, Inc.(c)	919,012	$120,032,157

Wireless Telecommunication Services–1.04%
T-Mobile US, Inc.	798,054	120,067,224

Total Common Stocks & Other Equity Interests (Cost $5,672,970,022)		7,383,583,417

	Principal Amount
U.S. Dollar Denominated Bonds & Notes–20.58%
Advertising–0.05%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$5,660,000	5,458,910

Aerospace & Defense–0.38%
Boeing Co. (The), 5.81%, 05/01/2050	16,525,000	16,133,837

Lockheed Martin Corp.,
3.55%, 01/15/2026	14,804,000	14,440,281

4.15%, 06/15/2053	5,231,000	4,343,731

RTX Corp.,
4.45%, 11/16/2038	3,239,000	2,830,184

6.40%, 03/15/2054(b)	6,223,000	6,761,113

		44,509,146

Agricultural Products & Services–0.04%
Ingredion, Inc., 6.63%, 04/15/2037	3,940,000	4,114,944

Air Freight & Logistics–0.05%
FedEx Corp., 4.90%, 01/15/2034	4,310,000	4,190,818

United Parcel Service, Inc., 3.40%, 11/15/2046	2,608,000	1,935,508

		6,126,326

Alternative Carriers–0.48%
Liberty Latin America Ltd. (Puerto Rico), Conv., 2.00%, 07/15/2024	28,911,000	27,754,560

Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(d)	16,590,000	14,599,200

Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	16,603,000	13,687,513

		56,041,273

Application Software–1.17%
Dropbox, Inc., Conv., 0.00%, 03/01/2026(e)	51,429,000	49,448,984

Salesforce, Inc., 2.70%, 07/15/2041	10,414,000	7,420,140

Splunk, Inc., Conv., 1.13%, 06/15/2027	76,768,000	74,388,192

Workday, Inc., 3.50%, 04/01/2027(b)	5,033,000	4,780,754

		136,038,070

Asset Management & Custody Banks–0.31%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(d)	4,260,000	4,220,603

BlackRock, Inc., 4.75%, 05/25/2033(b)	14,671,000	14,287,294

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Asset Management & Custody Banks–(continued)
Brookfield Corp. (Canada), 4.00%, 01/15/2025	$4,515,000	$4,429,861

KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	3,217,000	2,753,365

KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(b)(d)	11,051,000	10,398,776

		36,089,899

Automobile Manufacturers–0.08%
General Motors Co., 6.60%, 04/01/2036	4,317,000	4,425,424

Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(b)	5,448,000	4,723,566

		9,148,990

Biotechnology–1.38%
AbbVie, Inc.,
4.50%, 05/14/2035	7,233,000	6,803,842

4.05%, 11/21/2039	13,812,000	11,878,508

4.85%, 06/15/2044	5,815,000	5,388,066

Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	35,337,000	32,753,865

Amgen, Inc., 5.25%, 03/02/2025	7,947,000	7,919,233

Halozyme Therapeutics, Inc., Conv.,
0.25%, 03/01/2027	49,785,000	43,158,617

1.00%, 08/15/2028	5,938,000	5,620,317

Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	16,496,000	16,331,040

Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	19,256,000	29,663,868

		159,517,356

Brewers–0.25%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	10,870,000	10,365,520

4.90%, 02/01/2046	6,301,000	5,840,136

Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	9,734,000	9,186,145

Molson Coors Beverage Co., 4.20%, 07/15/2046	4,057,000	3,220,318

		28,612,119

Broadcasting–0.03%
Discovery Communications LLC, 4.90%, 03/11/2026(b)	3,773,000	3,729,094

Broadline Retail–0.09%
Amazon.com, Inc., 2.88%, 05/12/2041	13,606,000	10,116,530

Building Products–0.04%
Carrier Global Corp., 6.20%, 03/15/2054(d)	4,481,000	4,740,591

Cable & Satellite–1.16%
Cable One, Inc., Conv.,
0.00%, 03/15/2026(e)	51,123,000	42,687,705

1.13%, 03/15/2028	26,544,000	19,692,994

	Principal Amount	Value

Cable & Satellite–(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	$5,660,000	$5,568,574

Comcast Corp., 3.15%, 03/01/2026(b)	11,319,000	10,894,731

4.15%, 10/15/2028(b)	9,915,000	9,590,868

3.90%, 03/01/2038	8,010,000	6,826,096

2.89%, 11/01/2051	3,128,000	1,972,217

2.94%, 11/01/2056	4,539,000	2,775,788

Cox Communications, Inc., 2.95%, 10/01/2050(d)	2,044,000	1,206,704

Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(d)(f)	33,219,000	33,365,164

		134,580,841

Commercial & Residential Mortgage Finance–0.06%
Aviation Capital Group LLC, 4.88%, 10/01/2025(d)	7,745,000	7,519,695

Commodity Chemicals–0.04%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	4,638,000	4,952,374

Computer & Electronics Retail–0.10%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	10,992,000	11,114,493

8.35%, 07/15/2046	69,000	85,158

		11,199,651

Consumer Finance–0.33%
American Express Co.,
3.38%, 05/03/2024	24,770,000	24,544,365

3.63%, 12/05/2024(b)	3,423,000	3,358,106

General Motors Financial Co., Inc., 5.25%, 03/01/2026	5,467,000	5,405,930

Synchrony Financial, 3.95%, 12/01/2027	5,795,000	5,209,626

		38,518,027

Consumer Staples Merchandise Retail–0.16%
Dollar General Corp., 4.25%, 09/20/2024	18,724,000	18,470,188

Diversified Banks–1.10%
Bank of America Corp.,
3.25%, 10/21/2027	5,705,000	5,327,197

2.57%, 10/20/2032(g)	8,683,000	6,913,657

BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(d)	6,875,000	6,830,780

Citigroup, Inc.,
3.67%, 07/24/2028(g)	5,405,000	5,063,444

6.68%, 09/13/2043	8,000,000	8,421,383

5.30%, 05/06/2044	2,765,000	2,501,807

4.75%, 05/18/2046	4,145,000	3,466,144

HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(b)(g)	18,945,000	18,341,765

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Diversified Banks–(continued)
JPMorgan Chase & Co.,
3.20%, 06/15/2026(b)	$4,365,000	$4,168,112

3.51%, 01/23/2029(b)(g)	11,170,000	10,379,793

4.26%, 02/22/2048	5,355,000	4,454,675

3.90%, 01/23/2049(g)	11,170,000	8,688,802

Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(d)	545,000	541,948

PNC Financial Services Group, Inc. (The),
3.45%, 04/23/2029(b)	7,450,000	6,791,378

6.88%, 10/20/2034(g)	6,126,000	6,506,939

Societe Generale S.A. (France), 5.00%, 01/17/2024(d)	7,365,000	7,347,692

U.S. Bancorp, Series W, 3.10%, 04/27/2026(b)	3,245,000	3,071,351

Wells Fargo & Co.,
3.55%, 09/29/2025	6,840,000	6,612,944

4.10%, 06/03/2026	4,515,000	4,352,254

4.65%, 11/04/2044(b)	9,115,000	7,525,290

		127,307,355

Diversified Financial Services–0.06%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	4,009,000	2,995,840

Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(d)	3,975,000	3,406,332

		6,402,172

Diversified Metals & Mining–0.02%
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	2,175,000	2,361,447

Diversified REITs–0.07%
CubeSmart L.P., 2.50%, 02/15/2032	10,561,000	8,288,879

Drug Retail–0.07%
CVS Pass-Through Trust, 6.04%, 12/10/2028	4,210,106	4,195,715

Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034	4,519,000	3,800,483

		7,996,198

Electric Utilities–1.37%
Constellation Energy Generation LLC, 6.50%, 10/01/2053	2,992,000	3,134,148

Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	9,110,000	7,430,011

FirstEnergy Corp., Conv., 4.00%, 05/01/2026(d)	49,904,000	49,380,008

Georgia Power Co., Series B, 3.70%, 01/30/2050	3,665,000	2,679,587

National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	9,898,000	8,114,199

NextEra Energy Capital Holdings, Inc.,
5.75%, 09/01/2025	22,708,000	22,730,966

3.55%, 05/01/2027	5,572,000	5,277,561

	Principal Amount	Value

Electric Utilities–(continued)
Oglethorpe Power Corp., 4.55%, 06/01/2044	$5,806,000	$4,480,442

PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028(d)	50,089,000	47,634,639

PPL Electric Utilities Corp., 6.25%, 05/15/2039(b)	355,000	379,430

Xcel Energy, Inc., 3.50%, 12/01/2049	10,280,000	7,039,647

		158,280,638

Electrical Components & Equipment–0.02%
Rockwell Automation, Inc., 1.75%, 08/15/2031(b)	2,729,000	2,170,569

Financial Exchanges & Data–0.02%
Nasdaq, Inc., 5.95%, 08/15/2053(b)	2,575,000	2,610,670

Health Care Equipment–0.49%
Becton, Dickinson and Co., 4.88%, 05/15/2044	3,739,000	3,197,797

Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	42,831,000	39,318,858

Medtronic, Inc., 4.38%, 03/15/2035	2,601,000	2,440,914

Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025	12,393,000	11,674,206

		56,631,775

Health Care REITs–0.17%
Welltower OP LLC, Conv., 2.75%, 05/15/2028(d)	17,592,000	19,229,815

Health Care Services–0.12%
Cigna Group (The), 4.80%, 08/15/2038	3,240,000	2,991,735

CVS Health Corp., 3.38%, 08/12/2024(b)	3,740,000	3,678,444

NXP B.V./NXP Funding LLC (China), 5.35%, 03/01/2026	7,660,000	7,630,785

		14,300,964

Health Care Supplies–0.07%
Lantheus Holdings, Inc., Conv., 2.63%, 12/15/2027(d)	6,306,000	7,528,103

Health Care Technology–0.09%
NextGen Healthcare, Inc., Conv., 3.75%, 11/15/2027	9,190,000	10,384,700

Home Improvement Retail–0.03%
Lowe’s Cos., Inc., 4.25%, 04/01/2052	4,741,000	3,725,191

Homebuilding–0.02%
M.D.C. Holdings, Inc., 6.00%, 01/15/2043	2,117,000	1,852,273

Hotels, Resorts & Cruise Lines–0.40%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(e)	52,169,000	46,271,572

Industrial Conglomerates–0.13%
Honeywell International, Inc., 4.50%, 01/15/2034(b)	16,007,000	15,379,260

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Industrial Machinery & Supplies & Components–0.26%
John Bean Technologies Corp., Conv., 0.25%, 05/15/2026	$33,206,000	$30,167,651

Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	2,470,000	2,442,298

Integrated Oil & Gas–0.37%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	10,062,000	6,519,189

Chevron Corp., 2.95%, 05/16/2026	9,807,000	9,398,028

Exxon Mobil Corp.,
2.71%, 03/06/2025	5,658,000	5,495,142

3.04%, 03/01/2026	11,316,000	10,891,221

Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025	11,316,000	11,029,002

		43,332,582

Integrated Telecommunication Services–0.30%
AT&T, Inc.,
4.30%, 02/15/2030(b)	3,526,000	3,337,034

3.55%, 09/15/2055	4,562,000	3,010,556

3.80%, 12/01/2057	3,619,000	2,476,155

Telefonica Emisiones S.A. (Spain),
4.67%, 03/06/2038	3,505,000	3,041,693

5.21%, 03/08/2047	6,725,000	5,776,865

Verizon Communications, Inc., 3.38%, 02/15/2025	13,206,000	12,889,920

3.40%, 03/22/2041	5,788,000	4,380,458

		34,912,681

Interactive Home Entertainment–0.03%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	3,559,000	3,391,296

Interactive Media & Services–0.43%
Meta Platforms, Inc., 5.60%, 05/15/2053(b)	14,968,000	15,218,843

Snap, Inc., Conv., 0.75%, 08/01/2026	33,200,000	32,245,500

TripAdvisor, Inc., Conv., 0.25%, 04/01/2026	3,197,000	2,779,472

		50,243,815

Internet Services & Infrastructure–0.25%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	31,379,000	29,166,780

Investment Banking & Brokerage–1.74%

Goldman Sachs Group, Inc. (The), 4.25%, 10/21/2025	5,807,000	5,658,100

2.91%, 07/21/2042(g)	3,205,000	2,196,492

GS Finance Corp., Series 0003, Conv.,
0.50%, 04/11/2028(d)	62,573,000	65,069,663

0.00%, 07/19/2029(d)(e)	62,330,000	61,650,603

1.00%, 07/30/2029	62,338,000	60,686,043

Morgan Stanley, 4.00%, 07/23/2025(b)	6,870,000	6,713,255

		201,974,156

	Principal Amount	Value

Life & Health Insurance–0.64%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	$8,671,000	$8,246,760

Athene Global Funding, 2.75%, 06/25/2024(d)	2,890,000	2,832,550

Brighthouse Financial, Inc., 3.85%, 12/22/2051	18,342,000	11,203,147

Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	20,728,000	19,182,782

Guardian Life Global Funding, 2.90%, 05/06/2024(d)	7,450,000	7,357,579

Jackson National Life Global Funding, 3.25%, 01/30/2024(d)	4,885,000	4,862,643

Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	4,250,000	3,583,046

Pacific Life Global Funding II, 5.50%, 08/28/2026(d)	13,319,000	13,435,351

Prudential Financial, Inc., 3.91%, 12/07/2047	4,898,000	3,734,856

		74,438,714

Life Sciences Tools & Services–0.18%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	21,232,000	20,436,722

Managed Health Care–0.04%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	5,806,000	4,657,186

Movies & Entertainment–0.32%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	3,159,000	3,214,585

TWDC Enterprises 18 Corp., 3.00%, 02/13/2026	3,773,000	3,612,493

Warnermedia Holdings, Inc.,
3.79%, 03/15/2025	16,392,000	15,980,376
5.05%, 03/15/2042	7,965,000	6,581,891
5.14%, 03/15/2052	9,886,000	7,907,301

		37,296,646

Multi-line Insurance–0.05%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	9,030,000	5,948,585

Multi-Utilities–0.08%
NiSource, Inc., 4.38%, 05/15/2047	6,015,000	4,808,100

Sempra, 3.80%, 02/01/2038	5,871,000	4,770,299

		9,578,399

Oil & Gas Exploration & Production–0.28%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	6,519,000	5,172,836

ConocoPhillips Co., 4.15%, 11/15/2034	2,403,000	2,176,523

Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	21,570,000	25,193,760

		32,543,119

Oil & Gas Refining & Marketing–0.03%
Valero Energy Corp., 4.00%, 06/01/2052(b)	5,068,000	3,691,491

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–0.59%
Enbridge, Inc. (Canada), 5.97%, 03/08/2026	$4,267,000	$4,264,689

Energy Transfer L.P., 6.40%, 12/01/2030	4,861,000	5,053,092

4.90%, 03/15/2035	3,640,000	3,309,285

5.30%, 04/01/2044	8,165,000	7,129,683

5.00%, 05/15/2050	7,684,000	6,488,819

Enterprise Products Operating LLC, 6.45%, 09/01/2040	555,000	599,607

4.25%, 02/15/2048	7,354,000	6,122,602

Kinder Morgan, Inc., 4.30%, 06/01/2025	9,053,000	8,896,664

5.30%, 12/01/2034	4,203,000	3,976,648

MPLX L.P., 4.50%, 04/15/2038	8,564,000	7,281,048

Spectra Energy Partners L.P., 4.50%, 03/15/2045	5,468,000	4,375,207

Texas Eastern Transmission L.P., 7.00%, 07/15/2032	3,835,000	4,178,839

Williams Cos., Inc. (The), 5.40%, 03/02/2026	7,016,000	7,013,267

		68,689,450

Other Specialized REITs–0.14%
EPR Properties, 4.75%, 12/15/2026	17,525,000	16,493,284

Packaged Foods & Meats–0.01%
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	648,000	635,811

Paper & Plastic Packaging Products & Materials–0.02%
International Paper Co., 6.00%, 11/15/2041	2,855,000	2,867,958

Passenger Airlines–0.22%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	2,387,225	2,193,945

JetBlue Airways Corp., Conv., 0.50%, 04/01/2026	14,578,000	10,095,646

Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	6,432,000	3,996,201

United Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 04/11/2024	2,778,420	2,754,821

Series 2014-2, Class A, 3.75%, 09/03/2026	3,018,440	2,838,098

Series 2018-1, Class AA, 3.50%, 03/01/2030	4,014,973	3,594,411

		25,473,122

Personal Care Products–0.06%
Kenvue, Inc., 5.05%, 03/22/2053(b)	7,142,000	6,841,572

Pharmaceuticals–0.54%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	9,800,000	9,082,052

Bayer US Finance LLC (Germany), 6.88%, 11/21/2053(b)(d)	4,531,000	4,532,631

	Principal Amount	Value

Pharmaceuticals–(continued)
Bristol-Myers Squibb Co., 4.13%, 06/15/2039	$6,435,000	$5,536,988

6.25%, 11/15/2053	8,079,000	8,806,951

Haleon US Capital LLC, 4.00%, 03/24/2052(b)	2,954,000	2,299,997

Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	31,922,000	28,989,166

Zoetis, Inc., 4.70%, 02/01/2043	4,101,000	3,668,282

		62,916,067

Property & Casualty Insurance–0.15%
Allstate Corp. (The), 3.28%, 12/15/2026	3,260,000	3,089,897

Markel Group, Inc., 5.00%, 03/30/2043	4,185,000	3,559,329

5.00%, 05/20/2049	5,140,000	4,409,641

Travelers Cos., Inc. (The), 4.60%, 08/01/2043	6,455,000	5,734,990

		16,793,857

Rail Transportation–0.37%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	3,965,000	3,488,122

Norfolk Southern Corp., 3.85%, 01/15/2024	15,482,000	15,473,849

3.40%, 11/01/2049	4,879,000	3,412,517

5.35%, 08/01/2054(b)	5,099,000	4,875,915

Union Pacific Corp., 3.20%, 05/20/2041(b)	10,131,000	7,607,864

4.15%, 01/15/2045	4,410,000	3,491,781

3.84%, 03/20/2060	5,560,000	4,140,555

		42,490,603

Reinsurance–0.05%
PartnerRe Finance B LLC, 3.70%, 07/02/2029(b)	5,795,000	5,328,237

Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029(b)	7,440,000	6,958,519

Retail REITs–0.17%
Kimco Realty OP LLC, 3.20%, 04/01/2032(b)	12,105,000	10,080,058

Regency Centers L.P., 2.95%, 09/15/2029	7,960,000	6,944,002

4.65%, 03/15/2049	2,970,000	2,357,569

		19,381,629

Self-Storage REITs–0.07%
Extra Space Storage L.P., 3.50%, 07/01/2026	4,667,000	4,422,980

5.70%, 04/01/2028(b)	3,806,000	3,815,741

		8,238,721

Semiconductors–0.83%
Broadcom, Inc., 3.47%, 04/15/2034(b)(d)	6,975,000	5,802,272

Marvell Technology, Inc., 2.45%, 04/15/2028	12,029,000	10,614,316

Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	51,688,000	55,241,550

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Semiconductors–(continued)
Micron Technology, Inc., 4.66%, 02/15/2030(b)	$7,270,000	$6,893,109

3.37%, 11/01/2041	1,778,000	1,245,938

Texas Instruments, Inc., 2.63%, 05/15/2024	2,275,000	2,244,834

Wolfspeed, Inc., Conv., 1.88%, 12/01/2029(d)	24,220,000	14,544,110

		96,586,129

Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	1,665,000	1,410,179

Systems Software–0.23%
Microsoft Corp., 3.50%, 02/12/2035	4,259,000	3,891,034

Oracle Corp., 3.60%, 04/01/2040	10,910,000	8,302,167

VMware, Inc., 1.00%, 08/15/2024	14,992,000	14,504,506

		26,697,707

Technology Distributors–0.06%
Avnet, Inc., 4.63%, 04/15/2026	7,645,000	7,440,056

Technology Hardware, Storage & Peripherals–0.27%
Apple, Inc., 3.35%, 02/09/2027(b)	3,495,000	3,359,847

Western Digital Corp., Conv., 1.50%, 02/01/2024	27,606,000	27,495,604

		30,855,451

Telecom Tower REITs–0.17%
American Tower Corp., 1.60%, 04/15/2026(b)	8,541,000	7,794,634

Crown Castle, Inc., 2.50%, 07/15/2031	14,073,000	11,320,209

4.75%, 05/15/2047	470,000	384,234

		19,499,077

Tobacco–0.30%
Altria Group, Inc., 5.80%, 02/14/2039(b)	12,541,000	12,346,407

Philip Morris International, Inc., 3.25%, 11/10/2024(b)	12,062,000	11,809,173

4.88%, 11/15/2043	11,740,000	10,357,064

		34,512,644

Trading Companies & Distributors–0.04%
Air Lease Corp., 4.25%, 09/15/2024	4,355,000	4,297,346

Transaction & Payment Processing Services–0.39%
Block, Inc., Conv., 0.13%, 03/01/2025	45,518,000	43,442,379

Fiserv, Inc., 2.75%, 07/01/2024	1,954,000	1,919,764

		45,362,143

Wireless Telecommunication Services–0.36%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042(b)	6,610,000	5,549,638

	Principal Amount	Value

Wireless Telecommunication Services–(continued)
Rogers Communications, Inc. (Canada), 4.50%, 03/15/2043	$6,080,000	$4,947,334

4.30%, 02/15/2048	8,020,000	6,046,799

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(d)	7,611,375	7,549,515

T-Mobile USA, Inc.,
2.70%, 03/15/2032	10,676,000	8,751,627

3.40%, 10/15/2052	7,422,000	5,003,894

6.00%, 06/15/2054	3,234,000	3,307,779

		41,156,586

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,570,703,616)		2,385,353,874

U.S. Treasury Securities–10.35%
U.S. Treasury Bills–0.02%
4.75% - 5.23%, 04/18/2024(h)(i)	2,061,000	2,019,775

U.S. Treasury Bonds–0.90%
4.50%, 02/15/2036	5,525,000	5,616,723

4.75%, 11/15/2043	59,827,900	60,290,632

4.13%, 08/15/2053	41,576,200	38,893,236

		104,800,591

U.S. Treasury Notes–9.43%
5.00%, 10/31/2025	312,913,000	314,355,335

4.63%, 11/15/2026	227,929,000	228,926,189

4.88%, 10/31/2028	307,741,900	315,339,278

4.88%, 10/31/2030	207,598,000	213,874,597

4.50%, 11/15/2033	19,675,300	19,921,241

		1,092,416,640

Total U.S. Treasury Securities (Cost $1,180,401,910)		1,199,237,006

	Shares
Preferred Stocks–0.55%
Asset Management & Custody Banks–0.20%
AMG Capital Trust II, 5.15%, Conv. Pfd.	483,000	23,299,920

Oil & Gas Storage & Transportation–0.35%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	875,900	40,816,940

Total Preferred Stocks (Cost $60,254,606)		64,116,860

	Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.13%
Federal Home Loan Mortgage Corp. (FHLMC)–0.07%
6.75%, 03/15/2031	$7,000,001	7,932,165

5.50%, 02/01/2037	3	3

		7,932,168

Federal National Mortgage Association (FNMA)–0.06%
6.63%, 11/15/2030	6,315,000	7,076,053

7.00%, 07/01/2032	4,045	4,156

		7,080,209

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Government National Mortgage Association (GNMA)–0.00%
8.00%, 06/15/2026 to 01/20/2031	$3,738	$3,762

7.50%, 12/20/2030	389	402

		4,164

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,461,439)		15,016,541

Municipal Obligations–0.05%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $4,721,000)	4,721,000	5,116,537

	Shares
Money Market Funds–4.28%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(j)(k)	175,514,652	175,514,651

Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(j)(k)	120,296,546	120,356,695

Invesco Treasury Portfolio, Institutional Class, 5.28%(j)(k)	200,588,173	200,588,173

Total Money Market Funds (Cost $496,350,437)		496,459,519

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.65% (Cost $10,002,863,030)		11,548,883,754

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.11%
Invesco Private Government Fund, 5.32%(j)(k)(l)	100,852,513	$100,852,513

Invesco Private Prime Fund, 5.55%(j)(k)(l)	259,167,078	259,270,744

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $360,092,541)		360,123,257

TOTAL INVESTMENTS IN SECURITIES–102.76% (Cost $10,362,955,571)		11,909,007,011

OTHER ASSETS LESS LIABILITIES–(2.76)%		(319,701,140)

NET ASSETS–100.00%		$11,589,305,871

Investment Abbreviations:

Conv.	- Convertible
Pfd.	- Preferred
RB	- Revenue Bonds
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $486,565,676, which represented 4.20% of the Fund’s Net Assets.

(e)	Zero coupon bond issued at a discount.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$184,477,754	$102,086,142	$(111,049,245)	$-	$-	$175,514,651	$2,541,098
Invesco Liquid Assets Portfolio, Institutional Class	126,706,527	72,918,673	(79,320,889)	47,486	4,898	120,356,695	1,795,481
Invesco Treasury Portfolio, Institutional Class	210,831,719	116,669,877	(126,913,423)	-	-	200,588,173	2,900,485

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$ 39,668,762	$ 221,173,764	$(159,990,013)	$ -	$ -	$100,852,513	$ 512,847*
Invesco Private Prime Fund	102,005,388	511,613,896	(354,386,443)	34,386	3,517	259,270,744	1,396,846*
Total	$663,690,150	$1,024,462,352	$(831,660,013)	$81,872	$8,415	$856,582,776	$9,146,757

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(I)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 5 Year Notes	94	March-2024	$(10,044,047)	$(39,111)	$ (39,111)

U.S. Treasury 10 Year Notes	219	March-2024	(24,045,516)	(92,866)	(92,866)

U.S. Treasury 10 Year Ultra Notes	311	March-2024	(35,303,359)	(160,771)	(160,771)

Total Futures Contracts				$(292,748)	$(292,748)

(a)	Futures contracts collateralized by $660,904 cash held with Goldman Sachs International, the futures commission merchant.

Open Forward Foreign Currency Contracts

						Unrealized Appreciation (Depreciation)
Settlement Date		Contract to
	Counterparty	Deliver		Receive

Currency Risk
12/01/2023	Bank of New York Mellon (The)	USD	50,985,125	CAD	69,222,504	$ 28,180

01/05/2024	Bank of New York Mellon (The)	EUR	65,342,517	USD	71,879,252	647,550

01/05/2024	Bank of New York Mellon (The)	GBP	79,432,129	USD	100,785,074	475,077

12/01/2023	State Street Bank & Trust Co.	EUR	1,962,397	USD	2,144,848	8,777

12/01/2023	State Street Bank & Trust Co.	USD	10,744,673	CAD	14,761,379	133,680

12/01/2023	State Street Bank & Trust Co.	USD	18,671,790	EUR	17,525,190	404,390

12/01/2023	State Street Bank & Trust Co.	USD	63,710,027	GBP	51,472,513	1,271,411

01/05/2024	State Street Bank & Trust Co.	EUR	295,496	USD	325,040	2,912

01/05/2024	State Street Bank & Trust Co.	USD	1,453,597	EUR	1,333,521	111

Subtotal–Appreciation						2,972,088

Currency Risk

12/01/2023	Bank of New York Mellon (The)	CAD	72,278,756	USD	52,647,158	(618,443)

12/01/2023	Bank of New York Mellon (The)	GBP	129,615,338	USD	157,668,116	(5,964,681)

12/01/2023	Bank of New York Mellon (The)	USD	71,759,153	EUR	65,342,517	(633,787)

12/01/2023	Bank of New York Mellon (The)	USD	100,751,712	GBP	79,432,129	(472,675)

01/05/2024	Bank of New York Mellon (The)	CAD	69,222,504	USD	51,016,087	(27,006)

12/01/2023	State Street Bank & Trust Co.	CAD	11,705,127	USD	8,519,924	(106,133)

12/01/2023	State Street Bank & Trust Co.	EUR	80,905,311	USD	85,792,336	(2,273,137)

12/01/2023	State Street Bank & Trust Co.	GBP	1,842,909	USD	2,280,624	(45,955)

12/01/2023	State Street Bank & Trust Co.	USD	702,247	GBP	553,605	(3,349)

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to		Unrealized Appreciation (Depreciation)
	Counterparty	Deliver	Receive

01/05/2024	State Street Bank & Trust Co.	CAD 1,402,095	USD 1,033,520	$ (352)

Subtotal–Depreciation				(10,145,518)

Total Forward Foreign Currency Contracts				$ (7,173,430)

Abbreviations:

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound Sterling
USD - U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$7,155,418,866	$228,164,551	$-	$7,383,583,417

U.S. Dollar Denominated Bonds & Notes	-	2,385,353,874	-	2,385,353,874

U.S. Treasury Securities	-	1,199,237,006	-	1,199,237,006

Preferred Stocks	64,116,860	-	-	64,116,860

U.S. Government Sponsored Agency Mortgage-Backed Securities	-	15,016,541	-	15,016,541

Municipal Obligations	-	5,116,537	-	5,116,537

Money Market Funds	496,459,519	360,123,257	-	856,582,776

Total Investments in Securities	7,715,995,245	4,193,011,766	-	11,909,007,011

Other Investments - Assets*

Forward Foreign Currency Contracts	-	2,972,088	-	2,972,088

Other Investments - Liabilities*

Futures Contracts	(292,748)	-	-	(292,748)

Forward Foreign Currency Contracts	-	(10,145,518)	-	(10,145,518)

	(292,748)	(10,145,518)	-	(10,438,266)

Total Other Investments	(292,748)	(7,173,430)	-	(7,466,178)

Total Investments	$7,715,702,497	$4,185,838,336	$-	$11,901,540,833

*	Unrealized appreciation (depreciation).

Invesco Equity and Income Fund